Thornburg Limited Term Municipal Fund California Portfolio
All data as of 12.31.99

Fund facts   Thornburg Limited Term Municipal Fund California Portfolio

                             Thornburg            Thornburg
                            Limited Term        Limited Term
                         Municipal Fund CA    Municipal Fund CA
                              A Shares             C Shares

SEC Yield                       3.63%                3.25%
Taxable Equiv. Yields           6.63%                5.93%
NAV                            $12.53               $12.54
Max. Offering Price            $12.72               $12.54

Total returns   (Annual Average - After Subtracting Maximum Sales Charge)

One Year                       (1.05)%               0.07%
Three Year                      3.22%                3.32%
Five Year                       4.82%                4.65%
Ten Year                        5.15%                N/A
Since Inception                 5.47%                3.99%
Inception Date                (2.19.87)            (9.1.94)

Taxable equivalent yields assume a 39.6% marginal federal tax rate, and an 9.30% state of California marginal tax rate. Portions of the income of the fund may be subject to the alternative minimum tax. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Maximum sales charge of the Fund's Class A Shares is 1.50%.

The data quoted represent past performance and may not be construed as a guarantee of future results.

Dear Shareholder,
We are pleased to present the Semi-Annual Report for the California Portfolio of Thornburg Limited Term Municipal Fund for the six month period ending December 31, 1999. The net asset value of the A shares decreased by 22 cents to $12.53 during the period. If you were with us for the entire period, you received dividends of 26.7 cents per share. If you reinvested your dividends, you received 27 cents per share. Investors who owned C shares received dividends of
24.1 cents and 24.3 cents per share, respectively.

As we write this letter to you, the bond market is attempting to predict the probable net effect on interest rates of two powerful forces. The strong U.S. economy continues to gather strength, as does the California economy. Our economic strength is now augmented by improving economies in most other large countries of the world. By itself, this economic strength should continue to put upward pressure on interest rates, as it did in 1999. On the other hand, deficit spending by the governments around the world, a hallmark of the last 30 years, is receding. The U.S. Government, which will pay off $200 billion of treasury bonds this year, leads the way. But it is not alone. Municipal bond issuance totaled only $8 billion in January of this year, down over 50% from last year due to swelling tax receipts in most state and local government entities. We wish to remind you that while day to day interest rate movements do effect the daily market prices of the individual bonds in your Thornburg Limited Term Municipal Fund portfolio (and our reinvestment opportunities), these interest rate movements do not change the ultimate maturity values of your bonds.

A simple example may help. An investor who buys a 5 year bond with a 5% interest rate expects a total return of 25% from the bond...5 years of 5% interest. If interest rates increase by 1.3% (to 6.3%) during the first year the investor owns the bond, the market price of the bond will decline to 95% of the maturity value. The decline in the market price almost exactly offsets the interest income received on the bond during the year, yielding a total return on the bond during the year of approximately 0%. This describes rather well how many bonds in your Limited Term Municipal Fund performed last year. We are not discouraged by increases in market interest rates, as we will explain in the next paragraph.

Either the original bondholder or the next buyer (if the original bondholder sells out) will eventually get a total return of 25% over the remaining 4 year life of the bond. In this example, the components of the 25% return will include
(i) 4 years of 5% interest (4 x 5% = 20%), and (ii) the recovery of the 5% market price decline by the bond's maturity date. In this example, if the total return for the first year of the bond's life is 0%, the average annual return over the remaining 4 years is 6.38%. The final 5 year outcome doesn't change...unless the original bondholder gets rattled by the 0% total return in the first year and sells while the market price is depressed. In fact, we are encouraged by increases in market interest rates, because your Thornburg Limited Term Municipal Fund is a laddered bond portfolio. The California portfolio consists of over 140 municipal obligations from California borrowers. Approximately 93% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature at par during each of the coming years. As these bonds mature, we would look forward to the chance to reinvest the proceeds at higher yields, should they become available! The following chart describes the percentages of your fund's portfolio maturing in each of the coming years.

                            % of portfolio           Cumulative %
                            maturing within        maturing by end of

                             1 years = 15%           year 1 = 15%
                        1 to 2 years = 12%           year 2 = 27%
                        2 to 3 years = 15%           year 3 = 42%
                        3 to 4 years = 12%           year 4 = 54%
                        4 to 5 years = 8%            year 5 = 62%
                        5 to 6 years = 8%            year 6 = 70%
                        6 to 7 years = 9%            year 7 = 79%
                        7 to 8 years = 6%            year 8 = 85%
                        8 to 9 years = 6%            year 9 = 91%
                       9 to 10 years = 5%           year 10 = 96%










Today, your fund's weighted average maturity is 4.21 years, and we always keep it below 5 years. Over the last six months, your average portfolio maturity has remained largely unchanged. If bond yields increase in the coming months, we will extent your maturities slightly in order to lock in the higher yields. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's 5-star overall rating* for risk-adjusted performance. We would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in the California Portfolio of Thornburg Limited Term Municipal Fund.

Sincerely,

Brian McMahon     George Strickland
Managing Director Managing Director

ASSETS

Investments at value (cost $112,720,428) ..................   $114,163,938
Cash ......................................................        989,758
Receivable for fund shares sold ...........................         31,891
Receivable for investments sold ...........................        195,000
Interest receivable .......................................      1,966,527
Prepaid expenses and other assets .........................          3,448
         Total Assets .....................................    117,350,562

LIABILITIES

Payable for fund shares redeemed ..........................        749,782
Accounts payable investment advisor (Note 3) ..............         57,972
Accounts payable and accrued expenses .....................        135,487
Dividends Payable .........................................        110,954
         Total Liabilities ................................      1,054,195

NET ASSETS ................................................   $116,296,367

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($99,019,000
applicable to 7,901,437 shares of beneficial interest
outstanding - Note 4) .....................................   $      12.53

Maximum sales charge, 1.50 % of offering
price (1.52% of net asset value per share) ................           0.19
Maximum Offering Price Per Share ..........................   $      12.72

Class C Shares:
Net asset value and offering price per share ($7,396,705
applicable to 589,725 shares of beneficial interest
outstanding - Note 4) .....................................   $      12.54

Class I Shares:
Net asset value, offering and redemption price per share
($9,880,662 applicable to 788,270 shares of beneficial
interest outstanding - Note 4) ............................   $      12.53

See notes to financial statements .........................

INVESTMENT INCOME:
Interest income (net of premium amortized of $341,244)
                                                              $ 3,363,892

EXPENSES:

Investment advisory fees (Note 3) .........................       324,092
Administration fees (Note 3)
         Class A Shares ...................................        68,087
         Class C Shares ...................................         4,962
         Class I Shares ...................................         3,190
Distribution and service fees (Note 3)
         Class A Shares ...................................       136,173
         Class C Shares ...................................        39,452
Transfer agent fees .......................................        46,223
Custodian fees ............................................        46,320
Registration and filing fees ..............................           127
Professional fees .........................................         2,305
Accounting fees ...........................................         5,220
Director fees .............................................         2,116
Other expenses ............................................         4,252
                  Total Expenses ..........................       682,519

Less:
         Expenses reimbursed by investment advisor (Note 3)       (29,410)
         Distribution and service fees waived (Note 3) ....       (14,641)

                  Net Expenses ............................       638,468

                  Net Investment Income ...................     2,725,424

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized (loss) on investments sold ...................      (328,918)
(Decrease) in unrealized appreciation of investments ......    (1,827,083)

                  Net Realized and Unrealized Gain
                  (Loss) on Investments ...................    (2,156,001)

                  Net Increase in Net Assets
                  Resulting from Operations $ .............       569,423




See notes to financial statements.

                                                                       Six Months Ended     Year Ended
                                                                       December 31, 1999   June 30, 1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:

Net investment income ................................................   $   2,725,424    $   5,610,044
Net realized gain (loss) on investments sold .........................        (328,918)          (9,464)
Increase (decrease) in unrealized appreciation of investments ........      (1,827,083)      (1,587,651)

                  Net Increase in Net Assets Resulting from Operations         569,423        4,012,929

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares ..............................................      (2,286,468)      (4,843,588)
         Class C Shares ..............................................        (150,137)        (296,971)
         Class I Shares ..............................................        (288,819)        (469,485)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares ..............................................     (13,006,130)      (7,072,424)
         Class C Shares ..............................................        (360,946)         141,905
         Class I Shares ..............................................      (2,631,591)       4,620,695

                  Net Increase (Decrease) in Net Assets ..............     (18,154,668)      (3,906,939)

NET ASSETS:
         Beginning of period .........................................     134,451,035      138,357,974

         End of period ...............................................   $ 116,296,367    $ 134,451,035

See notes to financial statements ....................................

Note 1 - Organization

Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio and California Portfolio (the "Portfolio"). The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital. In addition, the California Portfolio will invest primarily in Municipal Obligations originating in California with the object of obtaining exemption of interest dividends from any income taxes imposed by California on individuals.

The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the six months ended December 31, 1999 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended December 31, 1999, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has entered into an Administrative Services agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended December 31, 1999, the Adviser voluntarily reimbursed certain operating expenses amounting to $29,410.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the six months ended December 31, 1999 the Distributor earned commissions aggregating $158 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $1,628 from redemptions of Class C shares of the Portfolio.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Fund also has adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares, under which the Fund can compensate the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and Class C distribution fees waived by the Distributor for the six months ended December 31, 1999 are set forth in the statement of operations.

Certain officers and directors of the Fund are also officers and /or directors of the Adviser and the Distributor. The compensation of unaffiliated directors is borne by the Fund.

Note  4 - Shares of Beneficial Interest

At December 31, 1999, there were an unlimited number of shares of beneficial interest authorized and capital paid-in aggregated $116,014,672. Transactions in shares of beneficial interest were as follows:

                                                Six Months Ended December 31, 1999   Year Ended June 30, 1999
Class A Shares ...................................      Shares       Amount            Shares        Amount

Shares sold ......................................     282,719    $  3,580,371       1,431,325    $ 18,540,509
Shares issued to shareholders in ................
reinvestment of distributions
                                                       130,281       1,649,121         266,444       3,454,191
Shares repurchased ...............................  (1,441,318)    (18,235,622)     (2,245,597)    (29,067,124)

Net Increase (Decrease) ..........................  (1,028,318)   ($13,006,130)       (547,828)   ($ 7,072,424)

Class C Shares

Shares sold ......................................      68,642    $    872,020         159,413    $  2,071,491
Shares issued to shareholders ....................
in reinvestment of distributions .................       8,964         113,591          17,406         225,869
Shares repurchased ...............................    (106,343)     (1,346,557)       (165,924)     (2,155,455)

Net Increase (Decrease) ..........................     (28,737)   ($   360,946)         10,895    $    141,905

Class I Shares

Shares sold ......................................     123,569    $  1,571,698         571,518    $  7,407,462
Shares issued to shareholders in .................
reinvestment of distributions                           22,092         279,755          34,993         453,510
Shares repurchased ...............................    (355,343)     (4,483,044)       (250,814)     (3,240,277)

Net Increase (Decrease) ..........................    (209,682)   ($ 2,631,591)        355,697    $  4,620,695

Note 5 - Securities Transactions

For the six months ended December 31, 1999, the Portfolio had purchase and sale transactions (excluding short-term securities) of $11,852,443 and $30,085,599, respectively. The cost of investments is the same for financial reporting and Federal income tax purposes. At December 31, 1999 the net unrealized appreciation was $1,443,509, resulting from gross unrealized appreciation of $2,035,272 and $591,763 gross unrealized depreciation.

Accumulated net realized losses from security transactions included in net assets at December 31, 1999 aggregated $1,161,814. For Federal income tax purposes, the Portfolio has realized capital loss carryforwards of approximately $900,000 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire in varying amounts through June 30, 2007.

                                              Six Months Ended                    Year Ended June 30:
December 31, ................................        1999         1999      1998      1997      1996        1995
CLASS A SHARES:

Net asset value, beginning of period ........  $    12.75     $  12.90  $   12.75  $  12.64   $  12.61  $   12.57

Income from investment operations:

Net investment income .......................        0.27         0.53       0.55      0.57       0.58       0.58

Net realized and unrealized
gain (loss) on investments ..................        (0.22)      (0.15)      0.15      0.11       0.03       0.04

Total from investment operations ............         0.05        0.38       0.70      0.68       0.61       0.62
Less dividends from:
Net investment income .......................        (0.27)      (0.53)     (0.55)    (0.57)     (0.58)     (0.58)

Change in net asset value ...................        (0.22)      (0.15)      0.15      0.11       0.03       0.04

Net asset value, end of period ..............  $     12.53    $  12.75  $   12.90  $  12.75   $  12.64  $   12.61

TOTAL RETURN (a) ............................         0.37%       2.97%      5.57%     5.47%      4.94%      5.12%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:

Net investment income ........................       4.20%(b)     4.11%      4.25%     4.47%      4.59%      4.69%

Expenses, after expense reductions ...........       0.99%(b)     0.99%      1.00%     1.00%      1.00%      1.00%
Expenses, before expense reductions ..........       1.02%(b)     1.02%      1.04%     1.03%      1.05%      1.04%

Portfolio turnover rate ......................       9.32%       21.71%     21.21%    20.44%     22.68%     18.54%

Net assets at end of period (000) ...........  $    99,019   $  113,835   $ 122,231  $ 94,253  $ 94,379  $  98,841



(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.


CLASS C SHARES:

Net asset value, beginning of period           $     12.76   $   12.91    $   12.76  $  12.65  $  12.62  $   12.55

Income from investment operations:
         Net investment income                        0.24       0.48          0.50      0.52      0.53       0.42
         Net realized and unrealized
         gain (loss) on investments                  (0.22)     (0.15)         0.15      0.11      0.03       0.07

Total from investment operations                      0.02       0.33          0.65      0.63      0.56       0.49
Less dividends from:
         Net investment income                       (0.24)     (0.48)        (0.50)    (0.52)    (0.53)     (0.42)

Change in net asset value                            (0.22)     (0.15)         0.15      0.11      0.03       0.07

Net asset value, end of period                 $     12.54   $  12.76     $   12.91   $ 12.76  $  12.65  $   12.62

TOTAL RETURN (b)                                      0.16%      2.56%         5.14%     5.06%     4.46%      3.98%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:

         Net investment income                       3.78%(c)    3.70%         3.85%     4.06%     4.16%      4.07%(c)
         Expenses, after expense reductions          1.40%(c)    1.40%         1.40%     1.40%     1.43%      1.63%(c)
         Expenses, before expense reductions         1.93%(c)    1.92%         1.97%     2.15%     2.92%      3.21%(c)

Portfolio turnover rate                              9.32%      21.71%        21.21%    20.44%    22.68%     18.54%
Net assets at end of period (000)              $     7,397   $   7,892   $    7,843   $ 5,882  $  2,444  $     790

(a)  Sale of Class C shares commenced on September 1, 1994.
(b)  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.

CLASS I SHARES:

Net asset value, beginning of period           $     12.75   $   12.90   $     12.75  $   12.64

Income from investment operations:

         Net investment income                        0.29        0.58         0.59        0.15
         Net realized and unrealized
         gain (loss) on investments                  (0.22)      (0.15)        0.15        0.11

Total from investment operations                      0.07        0.43         0.74        0.26
Less dividends from:
         Net investment income                       (0.29)      (0.58)       (0.59)      (0.15)

Change in net asset value                            (0.22)      (0.15)        0.15        0.11

Net asset value, end of period                $      12.53   $   12.75    $   12.90   $   12.75

TOTAL RETURN(b)                                       0.54%       3.33%        5.93%       2.07%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:

         Net investment income                       4.55%(c)     4.45%       4.60%       4.77%(c)
         Expenses, after expense reductions          0.65%(c)     0.65%       0.65%       0.63%(c)
         Expenses, before expense reductions         0.77%(c)     0.78%       0.92%       1.32%(c)

Portfolio turnover rate                              9.32%       21.71%      21.21%      20.44%

Net assets at end of period (000)             $       9,881   $  12,724   $  8,284    $   3,949

(a) Sales of Class I shares commenced on April 1, 1997.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.



Schedule of Investments Thornburg Limited Term Municipal Fund, Inc. - California Portfolio
December 31, 1999

CUSIPS:  Class A - 532-723-202, Class C - 532-723-707,  Class I - 532-723-889
NASDAQ Symbols:  Class A - LTCAX, Class C - LTCCX, Class I - LTCIX

425,000           Abag Finance Authority For Nonprofit Corps California,          NR/AA-        $416,517
                  Insured RevenueCertificates Participation, 5.15% due
                  8/15/2009 (Odd Fellows Home Of CaliforniaProject)
1,000,000         Alameda County Certificates Participation, 6.25% due            A2/NR         1,058,200
                  6/1/2006, pre-refunded6/1/99 @ 102
615,000           Alameda-Contra Costa Transit District Refunding Ceritificate    Baa/BBB-      625,203
                  of ParticipationSeries 1989, 7.20% due 8/1/2000
130,000           Albany Public Facilities Financing Authority Lease Revenue,     Baa1/NR       132,276
                  6.60% due 9/1/2000(Library Community Center Project) (ETM)
295,000           Alum Rock Union Elementary School District General Obligation   Aaa/AAA       345,843
                  Refunding Bonds,8.00% due 9/1/2006 (Insured: FGIC)
380,000           Alum Rock Union Elementary School District General Obligation   Aaa/AAA       452,276
                  Refunding Bonds,8.00% due 9/1/2007 (Insured: FGIC)
1,020,000         Antelope Valley Hospital Revenue, 5.25% due 1/1/2006            Aaa/AAA       1,035,718
                  (Insured: FSA)
1,000,000         Berkeley Health Facility Revenue, 6.55% due 12/1/2022,          A2/A+         1,073,540
                  pre-refunded 12/1/02 @102 (Alta Bates Medical Center Project)
835,000           California Educational Facilities Authority Revenue, 5.60%      Aa2/AA        845,028
                  due 10/1/2000 (U.S.C.Project)
1,805,000         California Educational Facilities Authority Revenue, 5.60%      Aa2/AA        1,857,562
                  due 10/1/2002 (U.S.C.Project)
500,000           California Educational Facilities Authority Revenue Series      A1/NR         507,800
                  1993, 5.15% due9/1/2003 (Santa Clara University Project)
500,000           California Health Facilities Financing Authority Revenue,       NR/A-         500,355
                  5.30% due 5/15/2004(Downey Community Hospital Project)
700,000           California Health Facilities Financing Revenue, 6.40% due       A1/AA-        736,008
                  10/1/2005
505,000           California HFA, 5.25% due 8/1/2000 (Marin General Hospital      Aaa/AAA       508,490
                  Project; Insured:FSA)
1,000,000         California HFA Secured Revenue Series 1991, 6.65% due           Ba1/BBB       1,013,640
                  9/1/2001 (Good SamaritanHospital Project)
10,000            California HFA Single Family Mortgage Revene Series 1982-A,     Aa/AA-        10,001
                  10.00% due 2/1/2002
500,000           California Housing Finance Agency Revenue, 5.40% due 8/1/2000   Aa/AA-        502,560
145,000           California Housing Finance Agency Revenue, 0% due 8/1/2001      Aa/AA-        129,974
670,000           California Housing Finance Authority Revenue Series 1985-B,     Aa/AA-        681,591
                  9.875% due 2/1/2017
1,340,000         California Infrastructure & Economic, 5.25% due 12/1/2008       NR/A          1,318,613
                  (American Center ForWine Food Arts Project)
1,220,000         California Infrastructure & Economic, 5.35% due 12/1/2009       NR/A          1,201,249
                  (American Center ForWine Food Arts Project)
1,000,000         California Pollution Control Solid Waste, Authority, 6.75%      Aaa/NR        1,065,880
                  due 7/1/2011
500,000           California State, 6.40% due 2/1/2006 (Insured: MBIA)            Aaa/AAA       540,435
300,000           California State General Obligation, 6.75% due 5/1/2002         Aa3/AA-       314,565
500,000           California State General Obligation, 9.50% due 5/1/2003         Aa3/AA-       573,525
1,000,000         California State General Obligation, 9.50% due 2/1/2010         Aa3/AA-       1,337,330
5,000             California State Public Works High Technology, 7.375% due       Aa3/A+        5,377
                  4/1/2006
850,000           California State University Revenue, 6.40% due 11/1/2002        A1/A+         881,824
                  crossover refunded11/1/00 @102
88,926            California State Veterans General Obligation Amortizing         NR/NR         93,258
                  Coupon M-COATES, 7.30%due 10/1/2001
1,000,000         California Statewide Community Development Authority            NR/NR         1,055,810
                  Certificate ofParticipation, 5.90% due 4/1/2009
1,000,000         California Statewide Community Development Authority            Aaa/AAA       999,950
                  Certificates ofParticipation, 0% due 1/1/2000 (Motion Picture
                  and Televison Fund Project;Insured: AMBAC)
1,000,000         California Statewide Community Development Authority            Aaa/AAA       987,210
                  Certificates ofParticipation, 0% due 1/1/2001 (Motion Picture
                  and Televison Fund Project;Insured: AMBAC)
400,000           California Statewide Community Development Authority Insured    NR/AAA        405,944
                  Health FacilitiesRevenue, Certificate of Participation Series
                  1992, 6.40% due 5/1/2002 (EskatonProperties Incorporated
                  Phase II Project)
1,000,000         California Statewide Community Development Authority Insured    NR/NR         1,038,560
                  Health FacilityRevenue Series 1996-A, 6.00% due 9/1/2004 (San
                  Gabriel Medical Center Project)
1,390,000         California Veteran Affairs Home Purchases Revenue Series A,     Aa2/AA-       1,435,370
                  6.55% due 8/1/2001 (ETM)
1,000,000         Capistrano Unified School District Number 92-1 Community        NR/NR         1,137,730
                  Facilities, DistrictSpecial Tax, 7.10% due 9/1/2021
700,000           Coachella Valley Water District 71 Certificate of               A/NR          709,408
                  Participation, 5.75% due10/1/2000 (Storm Water District
                  Project)
1,000,000         Coalinga California Certificates Participation, 7.00% due       NR/A-         1,025,330
                  4/1/2010
660,000           Cupertino Public Facilities Corp. Certificates of               A1/A+         664,528
                  Participation Series 1992-B,5.60% due 7/1/2000
1,000,000         Duarte Certificates of Participation, 6.25% due 4/1/2023        Baa1/AAA      1,067,700
                  (Hope National MedicalCenter Project)
2,020,000         Escondido Multi Family Housing Revenue Refunding Bond Series    NR/AAA        2,027,413
                  1997-A, 5.40% due1/1/2027 put 7/1/07 (Terrace Gardens
                  Project; Collateralized: FNMA)
350,000           Foothill De Anza Community College District Certificates of     NR/A-         375,771
                  Participation, 7.35%due 3/1/2007
1,000,000         Fremont Multi Family Housing Revenue Series A, 5.40% due        NR/AAA        1,008,990
                  1/1/2026 put 1/1/06(Durham Greens Project; Insured: FNMA)
700,000           Fresno Unified School District, Refunding Series C, 5.45% due   Aaa/AAA       723,961
                  2/1/2007 (Insured:MBIA)
1,490,000         Glendale Hospital Revenue Series 1994, 7.625% due               NR/A+         1,592,244
                  1/1/2005(Verdugo HillsProject; Guarantee: Industrial
                  Indemnity)
575,000           Hawaiian Gardens California Redevelopment Agency, Refunding,    NR/BBB+       565,518
                  5.50% due 12/1/2008
1,000,000         Hawaiian Gardens Redevelopment Agency Project Tax Allocation,   NR/BBB-       341,050
                  0% due 12/1/2016
70,000            Hayward Unified School District Certificate of Participation,   Baa/NR        71,228
                  7.60% due10/1/2000
605,000           Inglewood Certificates Participation, 6.70% due 8/1/2000        Baa3/BBB-     614,359
635,000           Inglewood Certificates Participation, 6.80% due 8/1/2001        Baa3/BBB-     657,619
690,000           Inglewood Certificates Participation, 6.90% due 8/1/2002        Baa3/BBB-     728,447
1,000,000         Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018,   Baa3/NR       1,091,730
                  pre-refunded8/1/05
260,000           Kern County Board Education Certificates Participation,         Aaa/AAA       269,220
                  Refunding Series A,5.50% due 5/1/2007 (Insured: MBIA)
165,000           Kern High School District, 7.00% due 8/1/2010  (ETM)            A/NR          190,095
680,000           Kern High School District Series B, 9.00% due 8/1/2006  (ETM)   Aaa/AAA       841,010
480,000           Lake Elsinore Public Financing Authority Tax Allocation         Aaa/AAA       490,118
                  Revenue Series 1992-C,6.15% due 2/1/2001 (Insured: FGIC)
500,000           Los Angeles Certificates of Participation, 6.90% due 3/1/2001   Baa1/BBB+     512,340
                  , pre-refunded3/1/00 @ 102
250,000           Los Angeles Certificates of Participation, 0% due 9/1/2003      A3/BBB+       207,032
5,000             Los Angeles Convention & Exhibition Center, 9.00% due           Aaa/AAA       6,099
                  12/1/2020, pre-refunded12/1/05
500,000           Los Angeles County Certificates of Participation, 0% due        Baa1/BBB+     456,415
                  10/1/2001
245,000           Los Angeles County Certificates of Participation, 0% due        Baa1/BBB+     211,266
                  10/1/2002
700,000           Los Angeles County Certificates of Participation, 0% due        Baa1/BBB+     585,536
                  4/1/2003
1,285,000         Los Angeles County Transport Commission Sales, Tax Revenue,     Aaa/AAA       1,411,907
                  6.50% due 7/1/2007(Insured: MBIA)
1,500,000         Los Angeles Unified School District Certificate of              A2/A          1,552,620
                  Participation, 6.30% due6/1/2002
500,000           Los Angeles Water and Power, 9.00% due 9/1/2004                 Aa3/A+        576,905
500,000           Los Angeles Waterwaste Systems Revenue, 8.80% due 6/1/2000      Aaa/AAA       509,865
                  (Insured: MBIA)
375,000           Marysville Hospital Revenue, 6.00% due 1/1/2004 (Freemont -     Aaa/AAA       397,511
                  Rideout Health GroupProject; Insured: AMBAC)
485,000           Mayers Memorial Hospital District Health Facilities Revenue     NR/AA-        481,833
                  Insured Series A,5.375% due 6/1/2009
460,000           Midpeninsula Regional Open Space District Certificate of        NR/A          461,900
                  Participation, 4.80%due 9/1/2000
835,000           Morgan Hill Unified School District Certificate of              A1/NR         838,858
                  Participation Series 1993,5.00% due 8/1/2000
500,000           National City Community Development Commission Tax Allocation   Aaa/AAA       505,745
                  Series 1992-A,5.90% due 8/1/2000 (Downtown Redevelopment
                  Project; Insured: AMBAC)
330,000           New Haven USD Certificates of Participation, 7.30% due          NR/A-         334,033
                  12/1/2001
355,000           New Haven USD Certificates of Participation, 7.30% due          NR/A-         359,338
                  12/1/2002
380,000           New Haven USD Certificates of Participation, 7.40% due          NR/A-         384,674
                  12/1/2003
410,000           New Haven USD Certificates of Participation, 7.40% due          NR/A-         415,043
                  12/1/2004
360,000           Northern California Power Agency Public Power Revenue, 5.65%    Baa3/A-       378,389
                  due 7/1/2007(Geothermal Project 3 A) (ETM)
340,000           Northern California Power Agency Public Power Revenue, 5.65%    Baa3/A-       347,918
                  due 7/1/2007
100,000           Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured:      Aaa/AAA       101,758
                  AMBAC)
2,000,000         Orange County Airport Revenue Bond, 5.50% due 7/1/2002          Aaa/AAA       2,043,480
                  (Insured: MBIA)
1,000,000         Orange County Airport Revenue Bond, 6.00% due 7/1/2007          Aaa/AAA       1,059,980
                  (Insured: MBIA)
1,550,000         Orange County Local Transportation Authority Sales Tax Rev,     Aa3/AA+       1,600,793
                  5.70% due 2/15/2003
1,050,000         Orange County Local Transportation Authority Sales Tax Rev,     Aa3/AA+       1,091,528
                  5.75% due 2/15/2004
510,000           Orange County Local Transportation Authority Sales Tax Rev,     Aa3/AA+       540,105
                  6.00% due 2/15/2006
900,000           Orange County Local Transportation Authority Sales Tax          Aa3/AA+       912,843
                  Revenue, 5.50% due2/15/2001
1,235,000         Orange County Multi Family Housing Revenue, 5.60% due           NR/AAA        1,247,177
                  10/1/2027, mandatory put10/1/05 (Villa Santiago Rehab
                  Project; FNMA: Collateralized)
2,000,000         Orange County Recovery Certificates of Participation Series     Aaa/AAA       2,047,740
                  A, 5.50% due7/1/2002 (Insured: MBIA)
1,100,000         Orange County Refunding Recovery, 5.10% due 6/1/2002 (Insured   Aaa/AAA       1,117,105
                  : MBIA)
2,000,000         Orange County Refunding Recovery, 6.50% due 6/1/2004            Aaa/AAA       2,142,220
                  (Insured: MBIA)
2,000,000         Orange County Refunding Recovery, 6.50% due 6/1/2005            Aaa/AAA       2,161,680
                  (Insured: MBIA)
915,000           Orange County Refunding Recovery A, 5.20% due 6/1/2003 (ETM)    Aaa/AAA       934,837
1,085,000         Orange County Unrefunded Balance Refunding Recovery A, 5.20%    Aaa/AAA       1,106,353
                  due 6/1/2003(Insured: MBIA)
500,000           Oroville Hospital Revenue, 5.50% due 12/1/2007 (Insured:        NR/AA-        510,000
                  California Mortgage)
340,000           Oxnard Harbor District Revenue Refunding, 6.60% due 8/1/2000    Aaa/AAA       344,502
                  (Insured: FSA)
500,000           Palomar Pomerado Health Systems Revenue, 0% due 11/1/2003       Aaa/AAA       415,625
                  (Insured: MBIA)
510,000           Paramount Unified School District Certificates of               Aaa/AAA       497,770
                  Participation, 0% due 9/1/2014(Insured: FSA)
100,000           Perris School District Certificates of Participation, 5.10%     Aaa/AAA       100,188
                  due 3/1/2000(Insured: FSA)
1,000,000         Piedmont Unified School District Series B, 0% due 8/1/2013      Aa3/NR        453,240
1,000,000         Pleasanton Unified School District Series B, 0% due 8/1/2016    Aaa/AAA       372,170
                  (Insured: MBIA)
580,000           Pomona Unified School District General Obligation, 5.35% due    Aaa/AAA       595,712
                  2/1/2005 (Insured:MBIA)
340,000           Pomona Unified School District General Obligation, 5.40% due    Aaa/AAA       350,544
                  8/1/2005 (Insured:MBIA)
925,000           Redwood City Multi Family Housing Revenue Series 1985-B,        NR/A+         925,435
                  5.20% due 10/1/2008 put10/1/00 (Redwood Shores Apartments
                  Projects; Insured: Continental Casualty)
500,000           Richmond Joint Powers Financing Authority Revenue Series A,     NR/A          502,645
                  5.20% due 5/15/2005
300,000           Rosemead Redevelopment Agency, 0% due 10/1/2002                 NR/NR         264,093
295,000           Sacramento Financing Authority Series 1991, 6.30% due           A2/A+         306,933
                  11/1/2002
880,000           Sacramento Multi Family Housing Revenue, 5.875% due 2/1/2008    NR/AAA        880,422
                  put 12/1/03(Fairways 1 Apartments Project; Collateralized:
                  FNMA)
1,000,000         Sacramento Reg. Transportation Authority Certificate of         A1/NR         1,020,010
                  Participation, 6.25% due3/1/2001
2,000,000         Salinas Redevelopment Agency Tax Allocation Series A, 0% due    Aaa/AAA       473,140
                  11/1/2022 (Insured:FSA)
1,305,000         San Diego County Certificates Participation, 5.25% due          Aaa/AAA       1,329,599
                  8/15/2006 (Insured: MBIA)
950,000           San Diego County Multi Family Housing Revenue, 5.50% due        NR/AAA        954,883
                  7/1/2025 put 7/1/05(Del Mar Turf Club Apts - A Project;
                  Collateralized: FNMA)
1,800,000         San Diego County Water Authority Certificate of                 Aa3/AA-       1,872,666
                  Participation, 6.125% due5/1/2003
1,000,000         San Francisco Bay Area Transit, Bridge Toll Notes, 5.625% due   NR/A          1,016,040
                  8/1/2006
255,000           San Francisco City and County Redevelopment Lease Revenue, 0%   A1/A-         249,619
                  due 7/1/2000
3,500,000         San Francisco City and County Redevelopment Lease Revenue, 0%   A1/A-         2,350,425
                  due 7/1/2007
55,000            San Francisco City and County Refunding Series Sec. 8, 6.125%   Aaa/AAA       55,080
                  due 7/1/2002(Insured: MBIA/FHA)
1,440,000         San Joaquin County Certificates of Participation, 5.60% due     A2/A-         1,455,077
                  9/1/2000 (GeneralHospital Project)
895,000           San Joaquin County Certificates of Participation, 5.90% due     A2/A-         932,375
                  9/1/2003 (GeneralHospital Project)
410,000           San Marcos Public Facilities Authority Capital Impr., 0% due    Aaa/NR        410,000
                  1/1/2000  (ETM)
395,000           Santa Ana Community Dev. Agency Series D, 6.50% due             NR/AAA        409,797
                  12/15/2014, pre-refunded12/15/00 @ 102
1,540,000         Santa Ana Community Dev. Agency Tax Allocation Series B,        NR/AAA        1,599,044
                  6.50% due 12/15/2014,pre-refunded 12/15/00 @ 102
2,000,000         Santa Ana Multi Family Housing Revenue Bonds Series B, 5.65%    NR/AAA        2,028,500
                  due 11/1/2021 put11/1/06 (FNMA Collateralized)
500,000           Santa Clara Certificates of Participation, 7.75% due 2/1/2002   Aaa/AAA       531,690
                  (Insured: MBIA)
315,000           Santa Monica Community College District Certificates of         NR/A          319,854
                  Participation, 7.65% due5/1/2001 (Rancho Corrales Project)
1,455,000         Sierra View Local Health Care Refunding, 5.00% due 7/1/2007     NR/A          1,409,910
                  (Insured: ACA)
750,000           Snowline Joint Unified School District Certificates of          NR/BBB        807,502
                  Participation, 7.25% due4/1/2018, pre-refunded 4/01/02 @ 102
810,000           Sonoma County Certificates of Participation Public Works        NR/A+         816,148
                  Improvement Program,5.40% due 8/1/2000 (Integrated Waste
                  Project)
950,000           Sonoma County Certificates of Participation Public Works        NR/A+         960,212
                  Improvement Program,5.80% due 8/1/2003 (Integrated Waste
                  Project)
1,435,000         South Orange County Public Finance Authority Special Tax        Aaa/AAA       1,586,895
                  Revenue, 7.00% due9/1/2005 (Insured: MBIA)
250,000           Southern California Public Power Authority Rev., 6.75% due      A2/A          257,515
                  7/1/2001 (PowerProject)
1,000,000         Stanton Multi Family Housing Revenue Bond Series 1997, 5.625%   NR/AAA        1,002,520
                  due 8/1/2029 put8/1/09 (Continental Gardens Project;
                  Collateralized: FNMA)
340,000           Suisun City Redevelopment Agency 1990 Tax Allocation, 7.20%     NR/AAA        349,455
                  due 10/1/2001,pre-refunded 4/1/00
500,000           Sulphur Springs Union School District General Obligation,       NR/A          507,940
                  5.70% due 3/1/2001
450,000           Sunline Transit Agency Certificate of Participation Californa   A/NR          459,886
                  Transit FinanceCorporation Series A, 5.50% due 7/1/2002
900,000           Sweetwater Union High School District COP, 6.40% due            Baa1/BBB+     910,197
                  11/1/2001
210,000           Temecula Community Services District Certificates of            NR/A          212,669
                  Participation Series 1992,6.00% due 10/1/2000 (Community
                  Recreation Center Project)
255,000           Torrence USD Certificates of Participation, 6.10% due           A3/NR         256,125
                  10/1/2000
1,000,000         Tracy Certificates of  Participation, 7.00% due 10/1/2027,      NR/NR         1,062,300
                  pre-refunded 10/1/01
1,600,000         University of California Regents Certificates of                Aaa/AAA       1,642,992
                  Participation Series 1996,5.45% due 6/1/2003 (Various Capital
                  Projects; Insured: MBIA)
500,000           University of California Research Facilities Revenue, 8.00%     Aaa/AAA       516,045
                  due 11/1/2000(Insured: MBIA)
870,000           University of California Research Facilities Revenue, 5.25%     NR/A+         879,631
                  due 9/1/2002
1,200,000         Upland Certificates Participation Water, 5.75% due 1/1/2007     NR/A          1,238,316
800,000           Walnut Valley Unified School District, 9.00% due 8/1/2006       Aaa/AAA       989,424
                  (ETM)
1,000,000         Walnut Valley Unified School District, 8.75% due 8/1/2010       Aaa/AAA       1,293,890
                  (ETM)
245,000           Walnut Valley Unified School District Series A, 6.70% due       Aaa/AAA       267,476
                  8/1/2005 (Insured:MBIA)
250,000           Walnut Valley Unified School District Series A, 6.80% due       Aaa/AAA       277,685
                  2/1/2007 (Insured:MBIA)
250,000           Walnut Valley Unified School District Series A, 6.90% due       Aaa/AAA       280,723
                  2/1/2008 (Insured:MBIA)
100,000           Walnut Valley Unified School District Series A, 7.00% due       Aaa/AAA       113,426
                  8/1/2008 (Insured:MBIA)
450,000           Washington Township California Health Care District, Revenue,   A2/NR         429,835
                  5.00% due 7/1/2009
495,000           Yorba Linda Public Financing Authority Certificates of          A3/NR         504,271
                  Participation, 7.00% due11/1/2000 (Recycling Equipment
                  Project)
650,000           Yuba City Unified School District Certificates of               Baa1/NR       680,095
                  Participation, 6.70% due2/1/2013, pre-refunded 2/1/01 @ 102

                  TOTAL INVESTMENTS (Cost $112,720,428)                                    $ 114,163,938

                  +  Credit ratings are unaudited.
                  See notes to financial statements.
